Land Use Rights, net (Tables)	12 Months Ended
Dec. 31, 2022
Land use rights
Land Use Rights, net
Summary of land use rights	The land use rights are summarized as follows (in thousands):

	December 31,	December 31,
	2021	2022
	RMB	RMB
Cost	4,415,809	4,521,308
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(292,719)	(384,541)
Land use right, net	4,108,090	4,121,767